Inverse Russell 2000 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	8.52%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(19.50%)	(28.05%)	(24.36%)
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(21.14%)	(28.48%)	(24.60%)
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(11.65%)	(17.48%)	(11.82%)